Real Estate Activity Acquistion (Details) ft² in Thousands, $ in Thousands, shares in Millions		1 Months Ended	2 Months Ended	3 Months Ended		12 Months Ended
	Oct. 31, 2019 USD ($) shares	Nov. 30, 2018 USD ($)	Mar. 12, 2021 USD ($) property	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2020 USD ($) ft²	Dec. 31, 2019 USD ($) ft²	Dec. 31, 2018 USD ($) ft²	Nov. 16, 2018 USD ($)
Noncash or Part Noncash Acquisitions [Line Items]
Number of properties purchased				2	0
Number of real estate acquisitions, excluding those from business combinations						2	2	5
Number of outparcels purchased				2	2	2	2	2
Total price of acquistions				$ 39,850	$ 4,319	$ 41,482	$ 71,722	$ 98,941
Total square footage acquired | ft²						216	213	543
Business acquisition, derecognized of contract value									$ 30,400
Subsequent Event
Noncash or Part Noncash Acquisitions [Line Items]
Number of properties purchased			2
Number of outparcels purchased | property			2
Total price of acquistions			$ 39,600
Grocery Retail Partners II
Noncash or Part Noncash Acquisitions [Line Items]
Equity method investment, ownership percentage	10.00%						10.00%
Equity method JV value acquired	$ 5,400
REIT III
Noncash or Part Noncash Acquisitions [Line Items]
Number of properties purchased						3
OP units issued, shares | shares	1.5
Fair value of PECO common stock issued	$ 49,900
Business Combination, Consideration Transferred, Other	21,100
Business acquisition, derecognized of contract value	1,100
Business Acquisition, Transaction Costs	800
Net settlement of related party receivables	$ 500
REIT II
Noncash or Part Noncash Acquisitions [Line Items]
Number of properties purchased							86
Equity method JV value acquired									16,470
Fair value of PECO common stock issued		$ 1,054,745
Business acquisition, derecognized of contract value									$ 30,428